ACQUISITIONS - Citigo acuquisition and Other acquisitions (Details) - CNY (¥) ¥ in Millions		5 Months Ended	9 Months Ended
	Apr. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
CitiGo Hotels
Acquisitions
Percentage of ownership interest acquired	100.00%
Aggregated consideration	¥ 783
Cash consideration		¥ 749
Other acquisitions
Acquisitions
Cash consideration			¥ 9	¥ 51